Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current income tax expense:
Current income tax expense	¥ 824,087	¥ 391,678	¥ 255,877
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(56,279)	160,008	6,395
Provision for income taxes	767,808	551,686	262,272
Parent Company And Domestic Subsidiaries
Current income tax expense:
Current income tax expense	634,458	178,662	111,363
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(122,898)	140,041	(57,940)
Foreign Subsidiaries
Current income tax expense:
Current income tax expense	189,629	213,016	144,514
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	¥ 66,619	¥ 19,967	¥ 64,335